Victory Pioneer Active Credit Fund Expense Example, No Redemption - Victory Pioneer Active Credit Fund - Class C	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 169
Expense Example, No Redemption, 3 Years	523
Expense Example, No Redemption, 5 Years	1,091
Expense Example, No Redemption, 10 Years	$ 2,639